Dear Shareholder,

During the Fund's first fiscal quarter ended January 31, 2002 the economy performed better than generally expected. Although Gross Domestic Product contracted in the third quarter of 2001 at the rate of -1.3% annualized, it reversed course in the fourth quarter and grew 1.4%.

Fiscal stimulus combined with robust consumer spending ensured that the recession would be one of the mildest and briefest in history. The 10% increase in government spending in response to the attacks and the strong consumption of autos and new homes stimulated by historically low interest rates kept the economy moving forward despite falling business inventories and contracting corporate investment spending.

The Federal Reserve aggressively cut rates after September 11, slashing the overnight funds rate from 3.5% to 1.75%. The Federal Reserve cut rates eleven times in 2001 for a cumulative 4.75% decrease from 6.5% in January. The decrease in rates and consequent increase in liquidity contributed to the strong stock market performance in the Fund's first fiscal quarter. For the three months ended January 31, 2002, the Castle Fund gained 4.15%, the S&P 500 was up 7.0% and the Lehman Brothers Government/Credit Bond Index fell 1.7%.

We expect the Federal Reserve to raise rates at some point in 2002 in response to stronger economic growth. Interest rates climbed from historic lows in early November 2001 in anticipation of the Fed reversing course. It is unlikely that rate hikes will occur until after inflation has stopped falling, as a falling inflation rate is a proxy for excess productive capacity.

We anticipate strong economic growth and healthy stock market gains in the coming months even with a mild rise in the funds rate. The market has digested the grim economic news of the fall and the collapse of Enron is no longer weighing on investors. Consumers continue to spend. The number of companies issuing profit-warnings has dropped and the earnings picture in 2002 is improving daily. Improved profits should lead to a resumption of investment spending. Indeed, companies have begun to restock inventories and industrial production is rising. On balance, the picture for the economy is bright and we look forward to the continuing rally.




                                       Dan C. Chung
                                       Chief Investment Officer


March 12, 2002


CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2002



Principal     Corporate Convertible
 Amount        Bonds-37.8%                                            Value
------------------------------------------------------------------------------

              AIRLINES-1.7%
$1,000,000    Continental Airlines, Inc., Cv.
               Sub. Notes, 4.50%, 2/1/07                           $   978,800
                                                                   -----------
              BIOTECHNOLOGY-2.2%
   750,000    Aviron, Cv. Sub. Notes, 5.25%,
               2/1/08                                                  781,875
   500,000    Cephalon Inc., Cv. Sub. Notes,
               2.50%, 12/15/06(a)                                      496,900
                                                                   -----------
                                                                     1,278,775
                                                                   -----------
              BUSINESS SERVICES-2.1%
   500,000    Getty Images Inc., Cv. Sub.
               Deb., 5.00%, 3/15/07(a)                                 415,000
 1,000,000    Getty Images Inc., Cv. Sub.
               Deb., 5.00%, 3/15/07                                    830,000
                                                                   -----------
                                                                     1,245,000
                                                                   -----------
              COMMUNICATIONS EQUIPMENT-2.3%
   250,000    ANADIGICS, Inc., Cv. Senior
               Notes, 5.00%, 11/15/06(a)                               225,000
 1,500,000    Juniper Networks Inc., Cv.
               Sub. Notes, 4.75%, 3/15/07                            1,116,563
                                                                   -----------
                                                                     1,341,563
                                                                   -----------
              COMMUNICATIONS SERVICES-1.7%
 1,150,000    Adelphia Communications, Corp.,
               Cv. Sub. Notes, 6.00%,
               2/15/06                                                 997,579
                                                                   -----------
              COMMUNICATIONS TECHNOLOGY-1.0%
 1,000,000    Nextel Communications, Inc.,
               Cv. Senior Notes, 5.25%,
               1/15/10                                                 573,800
                                                                   -----------
              COMPUTER SERVICES-2.3%
 1,650,000    Aspen Technology, Inc., Cv. Sub.
               Deb., 5.25%, 6/15/05                                  1,388,062
                                                                   -----------
              COMPUTERS & PERIPHERALS-1.0%
   500,000    Agilent Technologies, Inc., Cv.
               Senior Deb., 3.00%, 12/1/21                             571,565
                                                                   -----------
              HEALTH CARE-5.8%
   500,000    Community Health Systems,
               Inc., Cv. Sub. Notes, 4.25%,
               10/15/08                                                483,125
 1,250,000    Omnicare, Inc., Cv. Sub. Deb.,
               5.00%, 12/1/07                                        1,129,750
   750,000    Province Healthcare Company,
               Cv. Sub. Notes, 4.50%,
               11/20/05(a)                                             825,900
 1,000,000    Total Renal Holdings Inc., Cv.
               Sub. Deb., 7.00%, 5/15/09                             1,003,800
                                                                   -----------
                                                                     3,442,575
                                                                   -----------
              MANUFACTURING-2.2%
 1,250,000    Quanex Corporation, Cv. Sub.
               Deb., 6.88%, 6/30/07                                  1,284,375
                                                                   -----------
              PHARMACEUTICALS-2.3%
   500,000    AmeriSource Health Corp., Cv.
               Sub. Notes, 5.00%, 12/1/07(a)                           717,500
   500,000    InterMune, Inc., Cv. Sub. Notes,
               5.75%, 7/15/06                                          665,600
                                                                   -----------
                                                                     1,383,100
                                                                   -----------


Principal     Corporate Convertible
 Amount        Bonds-(Continued)                                      Value
------------------------------------------------------------------------------

              REAL ESTATE-3.1%
$1,750,000    Equity Office Properties, Ltd.
               Partnership, Sr. Exchange
               Notes, 7.25%, 11/15/08                              $ 1,862,928
                                                                   -----------
              RESTAURANTS & LODGING-2.3%
 1,500,000    Hilton Hotels Corp., Cv. Sub.
               Notes, 5.00%, 5/15/06                                 1,366,875
                                                                   -----------
              SEMICONDUCTOR CAPITAL
               EQUIPMENT-.6%
   250,000    ATMI, Inc., Cv. Sub. Notes,
               5.25%, 11/15/06(a)                                      381,875
                                                                   -----------
              SEMICONDUCTORS-5.9%
 1,000,000    Analog Devices, Inc., Cv. Sub.
               Notes, 4.75%, 10/1/05                                   953,125
 1,250,000    Photronics Inc., Cv. Sub. Notes,
               6.00%, 6/1/04                                         1,588,281
 1,500,000    Conexant Systems Inc., Cv.
               Sub. Notes, 4.00%, 2/1/07                               963,750
                                                                   -----------
                                                                     3,505,156
                                                                   -----------
              SPECIALTY RETAIL-1.3%
   750,000    Best Buy Co., Inc., Cv. Sub.
               Deb., 2.25%, 1/15/22(a)                                 753,750
                                                                   -----------
              Total Corporate Convertible Bonds
               (Cost $21,034,225)                                   22,355,778
                                                                   -----------


              Convertible Preferred
  Shares       Securities-23.7%
----------

              AUTOMOTIVE-2.7%
    30,000    Ford Motor Company Capital
               Trust II, 6.50%, Cv. Pfd.                             1,606,500
                                                                   -----------
              BANKS-.8%
    10,000    Washington Mutual, Inc.,
               5.375%, Cv. Pfd. Income
               Equity Security                                         501,300
                                                                   -----------
              BUILDING & CONSTRUCTION-1.9%
    30,000    TXI Capital Trust I, 5.50%,
               Cv. Pfd.                                              1,113,000
                                                                   -----------
              COMMUNICATIONS-2.0%
    20,000    Entercom Communications
               Capital Trust, 6.25%, Cv. Pfd.                        1,175,000
                                                                   -----------
              ENERGY-5.3%
    10,000    Hanover Compressor Capital
               Trust, 7.25%, Cv. Pfd.(a)                               500,000
    20,000    Unocal Capital Trust II, 6.25%,
               Cv. Pfd.                                                995,000
    35,000    Weatherford International (EVI)
               Inc., 5.00%, Cv. Sub. Pfd.
              Equivalent Deb.                                        1,640,450
                                                                   -----------
                                                                     3,135,450
                                                                   -----------
              FOODS & BEVERAGES-3.6%
    35,000    Wendy's Financing Inc., $2.50,
               Term Cv. Pfd., Series A                               2,117,850
                                                                   -----------
              RAILROADS-6.7%
    30,000    Canadian National Railway
               Company, 5.25%, Cv. Pfd.                              1,961,700
    40,000    Union Pacific Capital Trust,
               6.25%, Cv. Pfd.                                       1,992,500
                                                                   -----------
                                                                     3,954,200
                                                                   -----------


              Convertible Preferred
  Shares       Securities-23.7%                                       Value
------------------------------------------------------------------------------

              UTILITIES-.7%
    15,000    Calpine Capital Trust III, Term
               Income Deferrable, 5.00%, Cv.
               Pfd.(a)                                             $   400,500
                                                                   -----------
               Total Convertible Preferred
                Securities (Cost $12,765,712)                       14,003,800
                                                                   -----------


              Mandatory Convertible
               Securities-15.1%

              AEROSPACE & DEFENSE-2.5%
     4,000    Northrop Grumman Corp., Equity
               Security Units, 7.25%,
               11/16/04(b)                                             481,600
    15,000    Raytheon Company, 8.25%,
               Equity Security Units,
               5/15/04(b)                                              963,750
                                                                   -----------
                                                                     1,445,350
                                                                   -----------
              DIVERSIFIED FINANCIALS-1.4%
    15,000    Prudential Financial, Inc., 6.75%,
               Equity Security Units,
               11/15/04(b)                                             824,250
                                                                   -----------
              ELECTRONIC EQUIPMENT &
               INSTRUMENTS-2.0%
    40,000    Solectron Corporation, 7.25%,
               Adjustible Conversion
               Rate Equity, 11/15/04(b)                              1,190,800
                                                                   -----------
              ENERGY-5.4%
    20,000    Apache Corporation, $2.015
               Depository Shares, 5/15/02(b)                           884,000
    15,000    Dominion Resources Inc.,
               9.50%, Premium Income Pfd.,
               11/16/04(b)                                             877,500
    52,000    NRG Energy Inc., 6.50%,
               Corporate Units, 5/15/04(b)                             733,200
    20,000    Valero Energy Corp. Trust I,
               7.75%, Premium Equity
              Participating Security Units,
               8/18/03(b)                                              716,000
                                                                   -----------
                                                                     3,210,700
                                                                   -----------


              Mandatory Convertible
  Shares       Securities-(continued)                                 Value
------------------------------------------------------------------------------


              ENERGY EQUIPMENT &
               SERVICES-.8%
    20,000    TECO Energy Inc., 9.50%, Adj.
               Conversion Rate Equity
               Securities Units, 1/15/05(b)                        $   482,000
                                                                   -----------
              HEALTH CARE-2.3%
    20,000    Anthem, Inc., 6.00%, Equity
               Security Units, 11/15/04(b)                           1,361,800
                                                                   -----------
              MEDICAL SERVICES-.7%
     5,000    Express Scripts Automatic
               Exchange Security Trust,
               7.00%, 11/15/03(b)                                      431,700
                                                                   -----------
              Total Mandatory Convertible
               Securities (Cost $8,102,040)                          8,946,600
                                                                   -----------


              Common Stocks-9.9%

              UTILITIES
    28,000    American Electric Power
               Company, Inc.                                         1,168,720
    31,990    FirstEnergy Corp.                                      1,190,028
    50,000    OGE Energy Corp.                                       1,096,000
    25,000    TXU Corp.                                              1,218,000
    43,400    Xcel Energy Inc.                                       1,158,780
                                                                   -----------
              Total Common Stocks
               (Cost $4,588,059)                                     5,831,528
                                                                   -----------


Principal     Short-Term
 Amount        Investments-7.9%
----------

$4,700,000    Federal Home Loan Banks,
               1.80%, 2/1/02
               (Cost $4,700,000)                                     4,700,000
                                                                   -----------
              Total Investments
               (Cost $51,190,036)                        94.4%      55,837,706
              Other Assets in Excess of Liabilities       5.6        3,325,406
                                                        ----------------------
              Net Assets                                100.0%     $59,163,112
                                                        ======================
              Net Asset Value Per Share                                 $26.46
                                                                   ===========

--------------------
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

                            --------------------

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 2002 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                                           $  442,864
    Interest                                                               361,929
                                                                        ----------
      Total Income                                                         804,793
      Total Expenses                                                       155,340
                                                                        ----------
NET INVESTMENT INCOME                                                      649,453
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                       $  206,015
  Net change in unrealized appreciation
   (depreciation) on investments                          1,541,867
                                                         ----------
  Net realized and unrealized gain (loss)
   on investments                                                        1,747,882
                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $2,397,335
                                                                        ==========


Castle Convertible Fund, Inc.          Castle Convertible Fund, Inc.





Board of Directors                                Quarterly Report
Fred M. Alger, Chairman                           January 31, 2002
James P. Connelly, Jr., Vice Chairman
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White
---------------------------------------

Investment Adviser
Fred Alger Management, Inc.
111 Fifth Avenue
2nd Floor
New York, NY 10003
---------------------------------------

Transfer Agent and Dividend Disbursing
 Agent
Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
---------------------------------------


This report was prepared for
distribution to shareholders and to
others who may be interested in current
information concerning the Fund. It was
not prepared for use, nor is it
circulated in connection with any offer
to sell, or solicitation of any offer
to buy, any securities.